Centor Inc.

4667A Dundas Street West

Etobicoke Ontario, Canada M9A 1A4

December 5, 2011

United States Securities and Exchange Commissiso

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Centor, Inc.

Attention Caroline Kim

We are writing in response to your comments of Decemeber 5, 2011

Amendment No. 2 to Registration Statement on Form S-1

Financial Statements

Statement of Cash Flows, page F-11

1. We note the revision to your filing in response to prior comment 10 from our letter dated

November 7, 2011. Please further revise your statement of cash flows for the period from inception to June 30, 2011 to ensure the ending cash balance agrees to the cash amount in your balance sheet as of June 30, 2011 (i.e., $33,590).

RESPONSE: We have revised the Statements of Cash Flows on Page F-11 for the period from inception to June 30, 2011 to reflect the ending cash balance agrees to the cash amount in our balance sheet as of June 30, 2011.

Yours Truly,

/s/Michael Gismondi

President